Debt - Summary of Principal Amount, Unamortized Debt Discount and Net Carrying Amount of Liability Component (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2014
Debt Instrument [Line Items]
Principal amount	$ 9,374,000,000	$ 4,198,000,000
Unamortized debt discount	188,000,000
2019 Cash Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount	1,150,000,000	1,150,000,000	$ 1,150,000,000
Unamortized debt discount	167,000,000	205,000,000
Net liability	$ 983,000,000	$ 945,000,000